Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Jan. 31, 2026
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	January 31,
	2026	2025
Net assets available for benefits per the financial statements	$59,071,816,127	$50,782,877,281
Less: Benefits payable per the Form 5500	(35,647,019)	(34,848,080)
Net assets available for benefits per the Form 5500	$59,036,169,108	$50,748,029,201
The following is a reconciliation of the net change in net assets available for benefits per the financial statements to the Form 5500 for the year ended January 31, 2026:

Net increase in net assets available for benefits per the financial statements	$8,288,938,846
Less: Benefits payable per the Form 5500 at January 31, 2026	(35,647,019)
Add: Benefits payable per the Form 5500 at January 31, 2025	34,848,080
Net gain per the Form 5500	$8,288,139,907